Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets [Abstract]
ROU lease assets	$ 13,059,561	$ 13,921,825
Operating lease liabilities – current	2,198,192	1,770,398
Operating lease liabilities – non-current	11,691,251	12,620,070
Total operating lease liabilities	$ 13,889,443	$ 14,390,468